Business Acquisitions (Details) (USD $)					0 Months Ended	3 Months Ended	9 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended	3 Months Ended				3 Months Ended																12 Months Ended				3 Months Ended
	Sep. 27, 2014	Jun. 28, 2014	Dec. 18, 2013	Dec. 18, 2013 Perrigo Company [Member]	Feb. 28, 2014 Aspen Global [Member]	Sep. 27, 2014 Aspen Global [Member]	Mar. 29, 2014 Aspen Global [Member]	Feb. 28, 2014 Aspen Global [Member]	Feb. 18, 2014 Fera (methazolomide) [Member]	Sep. 27, 2014 Fera (methazolomide) [Member]	Mar. 29, 2014 Fera (methazolomide) [Member]	Feb. 18, 2014 Fera (methazolomide) [Member]	Dec. 18, 2013 Elan Corporation [Member]	Sep. 27, 2014 Elan Corporation [Member]	Mar. 29, 2014 Elan Corporation [Member]	Jun. 28, 2014 Elan Corporation [Member]	Dec. 18, 2013 Elan Corporation [Member]	Dec. 28, 2013 Vedants Drug and Fine Chemicals Private Ltd [Member]	Jun. 27, 2009 Vedants Drug and Fine Chemicals Private Ltd [Member]	Aug. 06, 2009 Vedants Drug and Fine Chemicals Private Ltd [Member]	Feb. 28, 2014 Trademarks and Trade Names [Member] Aspen Global [Member]	Feb. 18, 2014 Trademarks and Trade Names [Member] Fera (methazolomide) [Member]	Dec. 18, 2013 Trademarks and Trade Names [Member] Elan Corporation [Member]	Feb. 28, 2014 Customer Relationships [Member] Aspen Global [Member]	Feb. 18, 2014 Customer Relationships [Member] Fera (methazolomide) [Member]	Dec. 18, 2013 Customer Relationships [Member] Elan Corporation [Member]	Feb. 28, 2014 Noncompete Agreements [Member] Aspen Global [Member]	Feb. 18, 2014 Noncompete Agreements [Member] Fera (methazolomide) [Member]	Dec. 18, 2013 Noncompete Agreements [Member] Elan Corporation [Member]	Sep. 27, 2014 Tysabri [Member]	May 01, 2014 Tysabri [Member]	Sep. 27, 2014 Prialt [Member]	Feb. 28, 2014 Distribution And License Agreements [Member] Aspen Global [Member]	Feb. 18, 2014 Distribution And License Agreements [Member] Fera (methazolomide) [Member]	Dec. 18, 2013 Distribution And License Agreements [Member] Elan Corporation [Member]	Sep. 27, 2014 Minimum [Member] Tysabri [Member]	Sep. 27, 2014 Minimum [Member] Prialt [Member]	Sep. 27, 2014 Maximum [Member] Tysabri [Member]	Sep. 27, 2014 Maximum [Member] Prialt [Member]	Sep. 27, 2014 Consumer Healthcare [Member]	Jun. 28, 2014 Consumer Healthcare [Member]	Sep. 27, 2014 Consumer Healthcare [Member] Elan Corporation [Member]	Sep. 27, 2014 Nutritionals [Member]	Jun. 28, 2014 Nutritionals [Member]	Sep. 27, 2014 Nutritionals [Member] Elan Corporation [Member]	Sep. 27, 2014 Rx Pharmaceuticals [Member]	Jun. 28, 2014 Rx Pharmaceuticals [Member]	Sep. 27, 2014 Rx Pharmaceuticals [Member] Elan Corporation [Member]	Sep. 27, 2014 Specialty Sciences [Member]	Jun. 28, 2014 Specialty Sciences [Member]	Sep. 27, 2014 Specialty Sciences [Member] Elan Corporation [Member]	Jun. 28, 2014 General and Administrative Expense [Member] Elan Corporation [Member]	Jun. 28, 2014 Interest expense, net [Member] Elan Corporation [Member]	Jun. 28, 2014 Other expense (income), net [member] Elan Corporation [Member]	Jun. 28, 2014 Loss on extinguishment of debt [Member] Elan Corporation [Member]	Sep. 27, 2014 Elan Corporation [Member] Tysabri [Member]	Sep. 27, 2014 Elan Corporation [Member] Prialt [Member]	Sep. 27, 2014 Fera (methazolomide) [Member] Customer Relationships [Member]	Sep. 27, 2014 Aspen Global [Member] Customer Relationships [Member]	Sep. 27, 2014 Aspen Global [Member] Trademarks and Trade Names [Member]	Sep. 27, 2014 Aspen Global [Member] Noncompete Agreements [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition						Feb. 28, 2014				Feb. 18, 2014				Dec. 18, 2013
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life																																																								20 years	10 years	15 years	15 years	25 years	5 years
Shares, Outstanding																	515,700,000
Business Acquisition, Share Exchange Ratio																	0.07636
Total Company shares issued to acquired company shareholders																	39,400,000
Business Acquisition, Share Price																	$ 155.34
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																	$ 6,117,200,000
Business Acquisition, Cash Exchange																	3,223,200,000
Business acquisition, cash consideration paid for vested stock options and awards																	111,500,000
Payments to Acquire Businesses, Gross					53,700,000				17,300,000				9,451,900,000
Business acquisition, cash consideration paid on unvested stock options and awards																16,100,000
Business Acquisition, Cash Exchange per share			$ 6.25
Business Acquisition, Percentage of Voting Interests Acquired				71.00%													29.00%	15.00%		85.00%
Business Combination, Acquisition Related Costs																284,900,000																																				108,900,000	10,000,000	200,000	165,800,000
Percent of royalty revenues generated by specific agreement																															12.00%					18.00%	7.00%	25.00%	17.50%
Sales Revenue, Goods, Net																																				2,000,000,000		2,000,000,000
Finite-lived Intangible Assets Acquired																														5,800,000,000		11,000,000
Goodwill	3,436,900,000	3,474,100,000						4,600,000				0		2,333,100,000			2,333,100,000																							1,395,500,000	1,406,300,000	1,110,000,000	509,100,000	510,100,000	177,400,000	1,240,700,000	1,258,300,000	845,100,000	200,700,000	201,800,000	200,600,000
Business combination provisional adjustment, initial valuation incomplete, non-current liabilities														13,000,000
Contingent consideration	12,400,000	17,400,000						0				800,000					0
Business Combination, Consideration Transferred							53,700,000				18,100,000				9,451,900,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents								0				0					1,807,300,000
business combination, recognized identifiable assets acquired and liabilities assumed, investments								0				0					100,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables								0				0					44,200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory								2,700,000				300,000					0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets								0				0					27,100,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment								0				0					9,200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles								46,400,000				17,800,000					5,811,000,000				34,800,000	0	0	9,800,000	0	0	1,800,000	0	0				0	17,800,000	5,811,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets								0				0					93,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets								53,700,000				18,100,000					10,225,300,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable								0				0					2,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities								0				0					120,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent								0				0					631,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities								0				0					18,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities								0				0					773,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net								53,700,000				18,100,000					9,451,900,000
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests																		$ 7,200,000	$ 11,500,000